Loans (Details) - Schedule of Future Payments $ in Thousands		Sep. 30, 2023 ILS (₪)	Nov. 30, 2021 USD ($) [2]	Nov. 30, 2021 ILS (₪) [2]	Jan. 31, 2021 USD ($) [2]	Dec. 31, 2020 ILS (₪) [2]
Schedule of Future Payments [Line Items]
2023 (**)	[1]	₪ 2	$ 61	₪ 234	$ 241	₪ 921
2024		9	282	1,080	1,456	5,567
2025		9	184	704	963	3,684
2026		9	184	704	963	3,684
2027		9	184	704	963	3,684
2028 and thereafter		130	15	59	80	307
Less- accumulated interest		(12)	250	961	1,077	4,123
Total		₪ 156	$ 660	₪ 2,524	$ 3,589	₪ 13,724

[1]	excluding the nine months ended September 30, 2023.
[2]	The exchange rate used in translation is $1 – 3.824 NIS.